Document and Entity Information	Oct. 04, 2021
Cover [Abstract]
Entity Registrant Name	MKS INSTRUMENTS INC
Amendment Flag	false
Entity Central Index Key	0001049502
Document Type	8-K
Document Period End Date	Oct. 04, 2021
Entity Incorporation State Country Code	MA
Entity File Number	000-23621
Entity Tax Identification Number	04-2277512
Entity Address, Address Line One	2 Tech Drive
Entity Address, Address Line Two	Suite 201
Entity Address, City or Town	Andover
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01810
City Area Code	978
Local Phone Number	645-5500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, no par value
Trading Symbol	MKSI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false